Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income Before Taxes
For income tax purposes, the components of income (loss) before taxes were as follows for the years ended December 31:

	2014	2013	2012
Domestic	$(401,741)	$76,957	$176,075
Foreign	(41,418)	275,522	81,433
	$(443,159)	$352,479	$257,508

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) were as follows for the years ended December 31:

	2014	2013	2012
Current:
Federal	$(20,824)	$58,507	$10,621
State	(403)	14,691	(759)
Foreign	9,195	15,545	2,968
	(12,032)	88,743	12,830
Deferred:
Federal	41,986	(53,711)	62,704
State	(997)	(4,325)	(431)
Foreign	(6,162)	(4,410)	1,482
Provision for valuation allowance on deferred tax assets	3,601	15,764	—
	38,428	(46,682)	63,755
Total	$26,396	$42,061	$76,585

Schedule of Effective Income Tax Reconciliation
Income tax expense differs from the amounts computed by applying the U.S. Federal corporate income tax rate of 35% as follows for the years ended December 31:

	2014	2013	2012
Expected income tax expense at statutory rate	$(155,106)	$123,368	$90,127
Differences between expected and actual income tax expense:
Impairment of goodwill	92,034	—	—
State tax, after Federal tax benefit	(1,084)	5,639	(1,184)
Provision for liability for selected tax items	6,084	12,218	5,558
Non-deductible regulatory settlements	53,375	—	—
Other permanent differences	(254)	(636)	15
Foreign tax differential	27,799	(112,997)	(17,816)
Provision for valuation allowance on deferred tax assets	3,601	15,764	—
Other	(53)	(1,295)	(115)
Actual income tax expense	$26,396	$42,061	$76,585

Schedule of Deferred Tax Assets and Liabilities
Net deferred tax assets were comprised of the following at December 31:

	2014	2013
Deferred tax assets:
Net operating loss carryforward	$35,433	$35,370
Bad debt and allowance for loan losses	10,727	6,397
Partnership losses	10,663	11,085
Intangible asset amortization	10,741	4,728
Accrued legal settlements	7,403	27,320
Reserve for servicing exposure	7,093	20,446
Accrued other liabilities	6,271	7,452
Accrued incentive compensation	5,029	10,037
Tax residuals and deferred income on tax residuals	4,021	3,963
Delinquent servicing fees	3,591	36,480
Stock-based compensation expense	3,431	2,956
Foreign deferred assets	2,568	2,802
Accrued lease termination costs	1,831	1,085
Capital losses	1,464	843
Valuation allowance on real estate	1,007	767
Interest rate swaps	494	743
Other	5,606	10,560
	117,373	183,034
Deferred tax liabilities:
Mortgage servicing rights amortization	14,696	51,619
Foreign undistributed earnings	6,249	—
Other	76	80
	21,021	51,699
	96,352	131,335
Valuation allowance	(19,365)	(15,764)
Deferred tax assets, net	$76,987	$115,571

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of the total liability for selected tax items is as follows for the years ended December 31:

	2014	2013
Beginning balance	$27,273	$22,702
Additions for tax positions of prior years	1,392	4,944
Reductions for tax positions of prior years	(6,010)	—
Lapses in statute of limitations	(132)	(373)
Ending balance	$22,523	$27,273